Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	RM 28,182,125	$ 6,903,999	RM 31,050,630
Less: allowance for expected credit losses	(1,409,106)	(345,200)			RM (982,000)
Total accounts receivable, net	RM 26,773,019	$ 6,558,799	RM 31,050,630